                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                                   ----------

                           HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

            Michael Holland                  State Street Bank and Trust Company
        President and Treasurer                      Julie Tedesco, Esq.
       Holland Series Fund, Inc.               2 Avenue de Lafayette, 6th Floor
            375 Park Avenue                      Boston, Massachusetts 02111
        New York, New York 10152

                                                             and

                                                    Timothy Diggins, Esq.
                                                         Ropes & Gray
                                                   One International Place
                                                 Boston, Massachusetts 02110

Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2007

ITEM 1: SHAREHOLDER REPORT

Holland Balanced Fund

Semi-Annual Report
March 31, 2007 (Unaudited)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    5

Statement of Operations......................    8

Statements of Changes in Net Assets..........    9

Financial Highlights.........................   10

Notes to Financial Statements................   11

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------

                                                         [Michael Holland photo]
Dear Fellow Shareholder:

As our Fund's largest individual shareholder, I am pleased to report that an investment of $10,000 at our Fund's inception has grown to $20,254. We have been invested in the highest quality companies, and they have produced superb revenue earnings and dividend growth. This blue chip sector has been accorded a lower valuation level as this long-term superior performance has been achieved, thus making the reward/risk attraction to this sector compelling.

Our Fund's cumulative total return since inception (October 2, 1995 through March 31, 2007) is 102.54%. For the twelve months ended March 31, 2007, our Fund's total return is 7.54%. Please see standardized performance on the next page.

Healthy global economic growth and reasonable global inflation and interest rate levels all augur well for our Fund's fixed income and equity holdings.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, Citigroup Treasury & Government Sponsored 10 Year Sector Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund annual operating expenses gross of Advisory fee waivers as of March 31, 2007 is 1.66%. Fund performance reflects waiver of fees and reimbursement of expenses by the investment advisor. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower. Current performance may be lower or higher than the performance quoted. Call 800-304-6552 for current month-end performance.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
(LINE GRAPH)

                                                                                                CITIGROUP
                                                                                            TREASURY & GOV'T
                                HOLLAND BALANCED     LIPPER BALANCED    STANDARD & POOR'S     10+ YR SECTOR        90 DAY U.S.
                                     FUND(A)          FUND INDEX(B)       500 INDEX(B)          INDEX(B)        TREASURY BILL(B)
                                ----------------     ---------------    -----------------   ----------------    ----------------
Inception                              10000              10000               10000               10000               10000
3/97                                   12582              11703               12955               10412               10790
3/98                                   14772              15037               18852               12562               11351
3/99                                   16417              16363               22011               13431               11887
3/00                                   19373              18076               25643               13757               12500
3/01                                   16823              17074               19855               15592               13226
3/02                                   17024              17496               19633               15788               13545
3/03                                 15385.5              15246               14514               19069               13760
3/04                                   17902              19076               19271               20331               13889
3/05                                   18136              19991               20202               20957               14144
3/06                                   18834              21995               22156               21434               14670
3/07                                   20254              24145               24313               22886               15398

                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                              AVERAGE      TOTAL RETURN
                                             Average        Average        Annualized        Cumulative
                                          Annualized     Annualized   Since Inception   Since Inception
RETURN OVER THE PERIOD         One Year    Five Year       Ten Year         (10/2/95)         (10/2/95)
-------------------------------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND (a)        7.54%       3.54%           4.88%           6.33%           102.54%
 Lipper Balanced Fund Index
  (b)                             9.76%       6.71%           7.55%           7.97%           141.45%
 Standard & Poor's 500 Index
  (b)                             9.73%       4.37%           6.49%           8.03%           143.13%
 Citigroup Treasury & Gov't
  10+ Yr Sector Index (b)         6.78%       7.72%           8.19%           7.46%           128.86%
 90 Day US Treasury Bill (b)      4.97%       2.56%           3.62%           3.82%            53.98%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2007), our Fund's total return was 102.54% compared to 141.45% for the Lipper Balanced Fund Index, which is an unmanaged index with no direct investment costs. For the past six months ended March 31, 2007, our Fund's total return was 2.18% compared to 6.71% for the Lipper Index.

Our Fund's holdings of what I believe are the largest, well-known, and least risky equities and fixed income securities have been outperformed by other sectors, our positive results notwithstanding. This performance gap has been reduced in recent quarters.

Our portfolio composition by sector, as detailed, has continued to benefit from our healthy energy exposure, particularly energy services (Schlumberger in particular).

PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
(PIE CHART)

U.S. Government                                                                  30.4
Diversified Manufacturing                                                        13.7
Finance                                                                          11.5
Energy                                                                            9.7
Multi Media                                                                       9.0
Technology                                                                        7.7
Consumer Basics                                                                   6.1
Food & Beverages                                                                  4.1
Repurchase Agreement                                                              3.8
Retail                                                                            3.8

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                       (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment advisor. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Citigroup Treasury and Government Sponsored 10+ Year Sector Index is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poor's 500 Index and the Citigroup Treasury and Government Sponsored 10+ Year Sector Index are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)                       Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-65.6%
COMPUTERS-2.7%
International Business Machines Corp.            12,800    $ 1,206,528
                                                           -----------
ELECTRONICS-8.1%
3M Co.                                           26,200      2,002,466
Intel Corp.                                      83,800      1,603,094
                                                           -----------
                                                             3,605,560
                                                           -----------
ENTERTAINMENT & LEISURE-4.7%
The Walt Disney Co.                              61,000      2,100,230
                                                           -----------
FINANCIAL-8.8%
American Express Co.                             35,000      1,974,000
Citigroup, Inc.                                  22,500      1,155,150
JPMorgan Chase & Co.                             17,000        822,460
                                                           -----------
                                                             3,951,610
                                                           -----------
FOOD & BEVERAGES-4.1%
PepsiCo, Inc.                                    28,500      1,811,460
                                                           -----------
INSURANCE-2.7%
Berkshire Hathaway, Inc. Class A*                    11      1,198,890
                                                           -----------
OIL/GAS-9.7%
Exxon Mobil Corp.                                26,600      2,006,970
Schlumberger, Ltd.                               33,400      2,307,940
                                                           -----------
                                                             4,314,910
                                                           -----------
PHARMACEUTICALS-6.1%
Johnson & Johnson                                28,500      1,717,410
Pfizer, Inc.                                     40,000      1,010,400
                                                           -----------
                                                             2,727,810
                                                           -----------
PRODUCER GOODS-5.6%
General Electric Co.                             71,100      2,514,096
                                                           -----------
RETAIL-3.8%
Home Depot, Inc.                                 21,000        771,540
Wal-Mart Stores, Inc.                            20,000        939,000
                                                           -----------
                                                             1,710,540
                                                           -----------
SOFTWARE-5.0%
Microsoft Corp.                                  81,000      2,257,470
                                                           -----------
TELECOMMUNICATIONS-4.3%
Comcast Corp. Class A*                           75,000      1,946,250
                                                           -----------
     Total Common Stocks (Cost-$23,058,791)                 29,345,354
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)                    Principal       Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-30.4%
U.S. TREASURY NOTES-30.4%
United States Treasury Note, 5.000%
  due 2/15/11                                $4,000,000    $ 4,068,592
United States Treasury Note**, 3.500%
  due 1/15/11                                 9,012,398      9,515,470
                                                           -----------
     Total U.S. Government Securities
     (Cost-$13,133,945)                                     13,584,062
                                                           -----------
REPURCHASE AGREEMENT-3.8%
State Street Bank and Trust Co. Repurchase
  Agreement, 2.50% due 4/2/07 in the amount
  of $1,685,351; issued
  3/30/07(Collateralized by $1,695,000,
  FNMA, 5.625% due 11/15/21 with a market
  value of $1,722,544) (Cost $1,685,000)      1,685,000      1,685,000
                                                           -----------
     Total Investments-99.8%
     (Cost-$37,877,736)                                     44,614,416
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%                      77,730
                                                           -----------
NET ASSETS-100.0%
Applicable to 2,769,905 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $44,692,146
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     16.13
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2007
Capital stock at par value ($0.01)                        $    27,699
Capital stock in excess of par value                       37,929,327
Undistributed net investment income                           134,059
Net accumulated realized loss on investments in
  securities                                                 (135,619)
Net unrealized appreciation on investments in securities    6,736,680
                                                          -----------
     Net Assets                                           $44,692,146
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+ See Note 2 to Financial Statements
FNMA - Federal National Mortgage Association

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended March 31, 2007 (Unaudited)
---------------------------------------------------------------------
INTEREST INCOME:
Dividends                                                  $  280,909
Interest                                                      217,780
Other income                                                    5,082
                                                           ----------
     Total investment income                                  503,771
                                                           ----------
EXPENSES:
Investment advisory fees (Note 3)                             173,875
Administration and custody fees (Note 4)                       71,964
Transfer agent fees                                            47,472
Audit fees                                                     23,435
Shareholder reports                                            21,746
Insurance fees                                                 12,832
Directors' fees                                                12,477
Registration fees                                              12,165
Legal fees                                                      7,351
Miscellaneous expenses                                          2,674
                                                           ----------
     Total operating expenses                                 385,991
                                                           ----------
     Waiver of investment advisory fee (Note 3)               (38,241)
                                                           ----------
     Net Expenses                                             347,750
                                                           ----------
Net investment income                                         156,021
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                              (58,633)
Net change in unrealized appreciation                         959,823
                                                           ----------
     Net realized and unrealized gain on investments          901,190
                                                           ----------
     Net increase in net assets resulting from operations  $1,057,211
                                                           ==========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               Six Months
                                          Ended March 31,      Year Ended
                                                     2007   September 30,
                                              (Unaudited)            2006
-------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                      $   156,021       $   748,349
Net realized gain (loss)                       (58,633)        2,892,473
Net change in unrealized
  appreciation/(depreciation) on
  investments                                  959,823            28,331
                                           -----------       -----------
Increase in net assets from operations       1,057,211         3,669,153
                                           -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                         (178,312)         (714,372)
Net realized gains                          (1,559,157)               --
CAPITAL SHARE TRANSACTIONS, NET (NOTE
  9):                                       (1,218,205)       (6,818,113)
                                           -----------       -----------
Decrease in net assets                      (1,898,463)       (3,863,332)
                                           -----------       -----------
NET ASSETS:
     Beginning of period                    46,590,609        50,453,941
                                           -----------       -----------
     End of period                         $44,692,146       $46,590,609
                                           ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF YEAR                              $   134,059       $   156,350
                                           ===========       ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six months ended
For a capital share outstanding   March 31, 2007                   For the Year Ended
throughout each period             (Unaudited)      9/30/06   9/30/05   9/30/04   9/30/03     9/30/02
-----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                             $ 16.38        $ 15.41   $ 15.04   $ 14.50   $ 12.78     $ 14.21
                                     -------        -------   -------   -------   -------     -------
INCREASE/DECREASE FROM
  INVESTMENT OPERATIONS:
Net investment income                   0.06           0.25      0.29      0.21      0.17        0.17
Net realized and unrealized
  gain (loss) on investments            0.31           0.95      0.38      0.53      1.72       (1.42)
                                     -------        -------   -------   -------   -------     -------
    Total income (loss) from
      Operations                        0.37           1.20      0.67      0.74      1.89       (1.25)
                                     -------        -------   -------   -------   -------     -------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                  (0.06)         (0.23)    (0.30)    (0.20)    (0.17)      (0.18)
Net realized gain on
  investments                          (0.56)            --        --        --        --          --
                                     -------        -------   -------   -------   -------     -------
Total dividends and
  distributions                        (0.62)         (0.23)    (0.30)    (0.20)    (0.17)      (0.18)
                                     -------        -------   -------   -------   -------     -------
Net asset value, end of period       $ 16.13        $ 16.38   $ 15.41   $ 15.04   $ 14.50     $ 12.78
                                     =======        =======   =======   =======   =======     =======
TOTAL RETURN                            2.18%(a)(b)    7.90%(a)    4.48%    5.12%   14.87%      (8.88)%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)      $44,692        $46,591   $50,454   $62,422   $60,928     $49,322
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses                              1.66%(c)       1.71%     1.45%     1.33%     1.46%       1.53%
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses                              1.50%(c)       1.50%     1.45%     1.33%     1.46%       1.50%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses                     0.67%(c)       1.57%     1.89%     1.42%     1.21%       1.17%
Portfolio turnover                      1.20%          2.94%     7.60%     8.89%     9.92%      39.86%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b)  Not annualized
(c)  Annualized

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Directors of the Fund.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Advisor. For its services as investment advisor, the Company pays the Investment Advisor a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Holland & Company L.L.C. (the "Investment Advisor") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the six month ended March 31, 2007, the Investment Advisor waived $38,241 in advisory fees. The Investment Advisor is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Advisor.

As of March 31, 2007, Michael F. Holland and affiliates owned 106,875 shares (3.9% of the shares outstanding) of the Fund.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

4.  ACCOUNTING, CUSTODY, ADMINISTRATION AND
     DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations.

For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Alps Distributors, Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares at no cost to the Fund or its shareholders. The Investment Advisor bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or officers.

6.  LIABILITIES

At March 31, 2007, the Fund had the following liabilities:

Payable for Capital Shares repurchased                        $ 3,838
Investment Advisory fee payable                                28,373
Administration fees payable                                     7,965
Other payable and accrued expenses                              9,465
                                                              -------
  Total liabilities                                           $49,641
                                                              =======

7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2007, aggregated $529,810 and $2,141,880 respectively.

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees,

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------



8.  REPURCHASE AGREEMENTS (continued)

upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

------------------------------------------------------------------------------
                                  Six Months                 Year Ended
                                 Ended 3/31/07               9/30/2006
------------------------------------------------------------------------------
                              Shares         Amount      Shares         Amount
------------------------------------------------------------------------------
Shares Sold                   84,519   $  1,390,883     240,919   $  3,709,697
Shares Reinvested             90,046      1,492,055      39,458        612,233
                            --------   ------------   ---------   ------------
                             174,565      2,882,938     280,377      4,321,930
Shares Redeemed             (248,866)    (4,101,143)   (710,431)   (11,140,043)
                            --------   ------------   ---------   ------------
NET INCREASE/(DECREASE)      (74,301)  $ (1,218,205)   (430,054)  $ (6,181,113)
                            ========   ============   =========   ============

10.  INCOME TAXES

During the year ended September 30, 2006, the Fund utilized $1,333,315 of prior year capital loss carry-forwards against net taxable capital gains. As of September 30, 2006, the Fund has utilized all of its capital loss carry-forwards.

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at March 31, 2007 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $7,843,155    $1,106,475          $6,736,680        $37,877,736

11.  RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------



11.  RECENT ACCOUNTING PRONOUNCEMENTS (continued)

FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance to its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition.

Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is the process of reviewing the Standard against its current valuation policies to determine future applicability.

12.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On December 21, 2006, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Briggs, Bunting & Dougherty, LLP as the Fund's independent registered public accountant.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the 12-month period ending June 30, 2006 on Form N-PX, which must be filed each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

Beginning December 31, 2004, a Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-800-30-HOLLAND.

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (concluded)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                            For the Six Months Ended
                                                 March 31, 2007
-------------------------------------------------------------------------
                                          Value of a
                                              $1,000            Expenses*
                                       Investment at          Paid During
Actual                                 End of Period           the Period
-------------------------------------------------------------------------
                                         $1,021.79               $7.56

------------------------------------------------------------------------------
                                                 For the Six Months Ended
                                                      March 31, 2007
------------------------------------------------------------------------------
                                               Value of a
                                                   $1,000            Expenses*
Hypothetical (assuming a 5% return          Investment at          Paid During
before expenses)                            End of Period           the Period
------------------------------------------------------------------------------
                                              $1,017.45               $7.54

--------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized net expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 to reflect the one-half year period.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
2 Lafayette Avenue
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

HOL000114     11/30/07

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. CODE OF ETHICS

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not applicable to the Registrant

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael Holland
    President and Treasurer of
    Holland Series Fund, Inc.

Date: June 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael Holland
    President and Treasurer of
    Holland Series Fund, Inc.

Date: June 1, 2007